EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2023
Events After The Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD
Roto Sports Payment

During January 2024, the Company paid the second deferred payment of $5,000 in cash to the former shareholders of Roto Sports in accordance with the terms of the stock purchase agreement (Note 5).

Wells Fargo Credit Agreement

On March 19, 2024, the Company’s wholly owned subsidiaries, GDC Media Limited, GDC America, Inc., and Roto Sports, Inc., as borrowers, and the Company, as guarantor, entered into a credit agreement (the “Wells Fargo Credit Agreement”) with Wells Fargo Bank, National Association (“Wells Fargo”), as lender. The Wells Fargo Credit Agreement provides for a three-year $25,000 term loan (the “Term Loan”) and a $25,000 revolving credit facility (the “Revolving Credit Facility” and, together with the Term Loan, the “Wells Fargo Credit Facility”). Subject to the approval of Wells Fargo, the term loan commitments or revolving commitments may be incrementally increased by up to $10,000 in the aggregate. The Wells Fargo Credit Facility matures on March 19, 2027.

The proceeds from the Wells Fargo Credit Facility, which is available in multi-currency drawdowns, are expected to be used for to be used for working capital, to settle deferred consideration, for permitted acquisitions, and for general corporate purposes and other permitted uses.

The borrowers may designate each loan under the Wells Fargo Credit Facility as a (1) “Base Rate Loan”, (2) a “Term SOFR Loan”, (3) a “Eurocurrency Rate Loan” or (4) a “Daily Simple RFR Loan.” A Base Rate Loan bears interest at (i) the highest of (a) a Prime Rate, (b) Federal Funds rate plus 0.50% and (c) Adjusted Term Secured Overnight Finance Rate (“SOFR”) for one-month tenor plus 1.00%, (ii) plus an applicable margin of 2.5% per annum (the “Applicable Margin”). A Term SOFR Loan bears interest at a rate of SOFR Rate plus 0.10% plus the Applicable Margin. A Eurocurrency Rate Loan bears interest at an Adjusted Eurocurrency Rate plus the Applicable Margin. A Daily Simple RFR Loan bears interest at an Adjusted Daily Simple RFR Rate plus the Applicable Margin.

The borrowers may prepay the Term Loan, and borrow, prepay and reborrow loans under the Revolving Credit Facility, without premium or penalty, subject to customary breakage costs for certain types of loans. The principal amount of the outstanding loans under the Wells Fargo Credit Facility, together with accrued and unpaid interest, is due on the maturity date. The borrower also obligated to pay other customary fees for a credit facility of this size and type.

The obligations under the Wells Fargo Credit Agreement are secured by substantially all of the assets of the Company and the wholly subsidiaries that are borrowers under the Wells Fargo Credit Agreement.

The Wells Fargo Credit Agreement requires the borrowers to comply with a maximum leverage ratio not greater than 3.00 to 1.00 and a minimum liquidity requirement. Additionally, the Wells Fargo Credit Agreement contains customary negative covenants, including covenants limiting the ability of the Company and its subsidiaries to, among other things, create or incur liens, incur indebtedness, pay dividends or distributions on their capital stock, effect certain mergers, make investments, sell or otherwise dispose of assets and enter into transactions with affiliates, in each case subject to customary exceptions for a credit facility of this size and type.

Acquisition of Freebets.com and Related Assets

On March 21, 2024, our wholly owned subsidiaries, GDC Media Limited and GDC UKGB Limited, as purchasers, and the Company, as guarantor, entered into an Asset Purchase Agreement (the “Freebets.com Asset Purchase Agreement”) with XLMedia PLC and XL Media Publishing Limited, as sellers, to acquire Freebets.com and related assets (the “Freebets.com Assets”). Closing of the acquisition of the Freebets.com Assets is expected to occur at the beginning of April 2024, subject to customary closing conditions.

We will acquire these assets for a total consideration of between $37.5 million and $42.5 million, consisting of $20.0 million to be paid at closing, $10 million to be paid on the date of the six-month anniversary of closing, and between $7.5 million and $12.5 million to be paid on the one-year anniversary date of closing, subject to revenue performance of the Freebets.com Assets during the remainder of 2024.

If the Freebets.com Assets generate less than 75% of a target revenue amount from April 1, 2024 to December 31, 2024, then no additional amount in excess of $7.5 million is required to be paid to the sellers on the one-year anniversary date. If the Freebets.com Assets generate between 75% and 100% of such target revenue amount, then the sellers will be entitled to receive additional consideration on the one-year anniversary date between $0 and $5.0 million on a linear scale based on such additional revenue generated.